Consolidated Statements of Cash Flows ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Cash Flows from Operating Activities:
Total Comprehensive Loss	₪ (28,224)	$ (8,141)	₪ (15,317)	₪ (10,172)
Adjustments to profit and loss items:
Net financing expenses	532	154	134	69
Loss (Gain) from revaluation of financial assets presented at fair value through profit and loss	139	40	(106)	(2)
Depreciation and capital loss from sale of property, plant and equipment	372	107	350	71
Share-based payment	5,384	1,553	1,552	1,318
Changes in fair value of Traded and Non Traded Warrants To ADS	3,003	866	(1,235)
Adjustments to profit and loss	9,430	2,720	695	1,456
Changes in asset and liability items:
Decrease (increase) in other receivables	470	136	(1,049)	(328)
Increase in other payables	407	117	1,259	1,333
Operating activities for changes in asset and liability	877	253	210	1,005
Cash paid and received during the year for:
Interest received	147	42		1
Cash paid and received during the year				1
Net cash used in operating activities	(17,770)	(5,126)	(14,412)	(7,710)
Cash Flows from Investing Activities:
Proceeds received from the sale of fixed assets			95	77
Short term deposits, net	19,530	5,633	(19,530)
Restricted deposit	(165)	(47)	(120)
Marketable securities measured at fair value through profit and loss, net	(9,008)	(2,599)	2,808	3,430
Purchase of property, plant and equipment	(266)	(77)	(1,265)	(332)
Net cash provided by (used in) investing activities	10,091	2,910	(18,012)	3,175
Cash Flows from Financing Activities:
Exercise of warrants and stock options into shares	1,432	414	7	104
Issuance of share capital and warrants, net of issue costs (see note 11)	14,381	4,148	34,917	6,292
Net cash provided by financing activities	15,813	4,562	34,924	6,396
Exchange differences on balances of cash and cash equivalents	(679)	(196)	(134)	(70)
Increase in cash and cash equivalents	7,455	2,150	2,366	1,791
Balance of cash and cash equivalents at the beginning of the year	6,279	1,811	3,913	2,122
Balance of cash and cash equivalents at the end of the year	13,734	3,961	6,279	3,913
(a) Non-cash activities:
Purchase of property, plant and equipment	77	22	58	692
Issuance costs	₪ 127	$ 37